WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 2.0%
Internet Media & Services - 2.0%
Alphabet, Inc. - Class A	24,833	$4,259,853

Consumer Discretionary - 8.9%
Leisure Facilities & Services - 5.8%
Darden Restaurants, Inc.	26,770	3,916,183
Domino’s Pizza, Inc.	10,040	4,304,148
McDonald’s Corporation	15,441	4,098,042
		12,318,373
Retail - Discretionary - 3.1%
Home Depot, Inc. (The)	6,153	2,265,288
O’Reilly Automotive, Inc. (a)	3,776	4,253,060
		6,518,348
Consumer Staples - 8.3%
Beverages - 2.1%
PepsiCo, Inc.	26,030	4,494,600

Food - 2.0%
Hershey Company (The)	21,628	4,271,098

Household Products - 0.9%
Church & Dwight Company, Inc.	19,926	1,952,947

Retail - Consumer Staples - 3.3%
Dollar General Corporation	23,642	2,846,260
Walmart, Inc.	59,943	4,114,488
		6,960,748
Energy - 6.7%
Oil & Gas Producers - 6.7%
Chevron Corporation	26,071	4,183,613
ConocoPhillips	16,019	1,781,313
EOG Resources, Inc.	17,032	2,159,658
Exxon Mobil Corporation	34,238	4,060,284
Valero Energy Corporation	12,412	2,007,269
		14,192,137

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 16.1%
Banking - 8.3%
Bank of America Corporation	150,928	$6,083,908
JPMorgan Chase & Company	35,331	7,518,437
Wells Fargo & Company	68,093	4,040,638
		17,642,983
Institutional Financial Services - 2.6%
Goldman Sachs Group, Inc. (The)	10,685	5,438,986

Insurance - 5.2%
Arthur J. Gallagher & Company	14,880	4,218,331
Berkshire Hathaway, Inc. - Class B (a)	9,558	4,191,183
Progressive Corporation (The)	12,227	2,618,045
		11,027,559
Health Care - 13.4%
Biotech & Pharma - 3.3%
Johnson & Johnson	45,375	7,162,444

Health Care Facilities & Services - 3.2%
UnitedHealth Group, Inc.	11,750	6,769,880

Medical Equipment & Devices - 6.9%
Abbott Laboratories	57,275	6,067,713
Becton, Dickinson & Company	17,611	4,245,308
Danaher Corporation	15,501	4,295,017
		14,608,038
Industrials - 13.2%
Aerospace & Defense - 2.0%
General Dynamics Corporation	14,293	4,269,462

Commercial Support Services - 2.0%
Waste Management, Inc.	20,985	4,252,820

Diversified Industrials - 2.0%
Honeywell International, Inc.	20,583	4,214,369

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Electrical Equipment - 3.2%
Hubbell, Inc.	11,389	$4,506,058
Littelfuse, Inc.	8,700	2,323,857
		6,829,915
Transportation & Logistics - 4.0%
FedEx Corporation	13,984	4,226,664
Union Pacific Corporation	17,033	4,202,552
		8,429,216
Materials - 2.0%
Forestry, Paper & Wood Products - 2.0%
Boise Cascade Company	30,192	4,289,981

Real Estate - 4.5%
REITs - 4.5%
Federal Realty Investment Trust	40,030	4,469,349
Prologis, Inc.	39,831	5,020,698
		9,490,047
Technology - 17.5%
Semiconductors - 1.9%
Microchip Technology, Inc.	44,486	3,949,467

Software - 5.5%
Microsoft Corporation	16,375	6,850,481
Salesforce, Inc.	18,311	4,738,887
		11,589,368
Technology Hardware - 4.2%
Apple, Inc.	31,337	6,959,321
HP, Inc.	56,974	2,056,192
		9,015,513
Technology Services - 5.9%
Accenture plc - Class A	12,582	4,159,861
CACI International, Inc. - Class A (a)	9,308	4,295,456
Visa, Inc. - Class A	15,740	4,181,645
		12,636,962

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Utilities - 6.0%
Electric Utilities - 6.0%
DTE Energy Company	36,328	$4,378,614
NextEra Energy, Inc.	55,709	4,255,610
WEC Energy Group, Inc.	48,411	4,166,251
		12,800,475

Total Common Stocks (Cost $149,170,401)		$209,385,589

MONEY MARKET FUNDS - 1.5%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (b) (Cost $3,201,425)	3,201,425	$3,201,425

Investments at Value - 100.1% (Cost $152,371,826)		$212,587,014

Liabilities in Excess of Other Assets - (0.1%)		(311,515)

Net Assets - 100.0%		$212,275,499

plc	- Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of July 31, 2024.

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 9.7%
Apparel & Textile Products - 1.4%
Tapestry, Inc.	692	$27,742

Home Construction - 1.7%
PulteGroup, Inc.	251	33,132

Leisure Facilities & Services - 1.0%
Texas Roadhouse, Inc.	117	20,430

Retail - Discretionary - 5.6%
Academy Sports & Outdoors, Inc.	321	17,356
Bath & Body Works, Inc.	494	18,155
O’Reilly Automotive, Inc. (a)	36	40,548
Ulta Beauty, Inc. (a)	94	34,300
		110,359
Consumer Staples - 7.1%
Food - 3.9%
Hershey Company (The)	193	38,114
McCormick & Company, Inc.	497	38,274
		76,388
Household Products - 1.7%
Church & Dwight Company, Inc.	347	34,009

Retail - Consumer Staples - 1.5%
BJ’s Wholesale Club Holdings, Inc. (a)	327	28,763

Energy - 5.9%
Oil & Gas Producers - 5.9%
Chord Energy Corporation	223	38,280
Diamondback Energy, Inc.	200	40,462
Permian Resources Corporation	1,178	18,071
SM Energy Company	410	18,942
		115,755

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 15.1%
Banking - 4.4%
Atlantic Union Bankshares Corporation	811	$33,486
Cullen/Frost Bankers, Inc.	251	29,382
Glacier Bancorp, Inc.	507	22,668
		85,536
Institutional Financial Services - 3.6%
Intercontinental Exchange, Inc.	192	29,099
Piper Sandler Companies	152	41,539
		70,638
Insurance - 7.1%
American International Group, Inc.	759	60,136
Arthur J. Gallagher & Company	150	42,523
Everest Group Ltd.	96	37,716
		140,375
Health Care - 6.4%
Health Care Facilities & Services - 1.1%
McKesson Corporation	35	21,595

Medical Equipment & Devices - 5.3%
Avantor, Inc. (a)	1,084	28,997
Cooper Companies, Inc. (The) (a)	398	37,145
Zimmer Biomet Holdings, Inc.	344	38,305
		104,447
Industrials - 13.1%
Aerospace & Defense - 1.0%
Mercury Systems, Inc. (a)	587	20,868

Electrical Equipment - 5.5%
Atkore, Inc.	199	26,865
Hubbell, Inc.	105	41,543
Littelfuse, Inc.	152	40,601
		109,009
Engineering & Construction - 1.0%
Jacobs Solutions, Inc.	130	19,025

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 13.1% (Continued)
Industrial Intermediate Products - 1.4%
Timken Company (The)	321	$27,911

Machinery - 2.7%
AGCO Corporation	236	22,283
Middleby Corporation (The) (a)	224	30,370
		52,653
Transportation & Logistics - 1.5%
XPO, Inc. (a)	254	29,182

Materials - 12.4%
Chemicals - 2.9%
Axalta Coating Systems Ltd. (a)	794	28,306
CF Industries Holdings, Inc.	384	29,334
		57,640
Construction Materials - 3.1%
Eagle Materials, Inc.	72	19,605
Summit Materials, Inc. - Class A (a)	970	40,527
		60,132
Containers & Packaging - 2.7%
Crown Holdings, Inc.	595	52,776

Forestry, Paper & Wood Products - 2.2%
Boise Cascade Company	307	43,622

Metals & Mining - 1.5%
Franco-Nevada Corporation	228	29,403

Real Estate - 10.3%
REITs - 10.3%
Federal Realty Investment Trust	165	18,422
Healthpeak Properties, Inc.	1,489	32,490
Realty Income Corporation	688	39,512
Ventas, Inc.	758	41,266
VICI Properties, Inc.	993	31,041

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Real Estate - 10.3% (Continued)
REITs - 10.3% (Continued)
Weyerhaeuser Company	1,263	$40,113
		202,844
Technology - 11.3%
Semiconductors - 4.8%
Marvell Technology, Inc.	506	33,892
Microchip Technology, Inc.	404	35,867
Rambus, Inc. (a)	470	24,177
		93,936
Software - 2.0%
Verra Mobility Corporation (a)	1,283	38,657

Technology Services - 4.5%
Amdocs Ltd.	424	37,087
CACI International, Inc. - Class A (a)	113	52,147
		89,234
Utilities - 8.2%
Electric Utilities - 8.2%
Alliant Energy Corporation	743	41,355
CMS Energy Corporation	606	39,269
DTE Energy Company	332	40,016
Evergy, Inc.	688	39,904
		160,544

Total Common Stocks (Cost $1,661,261)		$1,956,605

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.20% (b) (Cost $13,583)	13,583	$13,583

Investments at Value - 100.2% (Cost $1,674,844)		$1,970,188

Liabilities in Excess of Other Assets - (0.2%)		(3,180)

Net Assets - 100.0%		$1,967,008

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of July 31, 2024.

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communications - 3.3%
Telecommunications - 3.3%
Cogent Communications Holdings, Inc.	29,413	$2,076,264
DigitalBridge Group, Inc.	239,589	3,385,392
		5,461,656
Consumer Discretionary - 7.7%
Home Construction - 1.3%
Century Communities, Inc.	19,720	2,064,881

Leisure Facilities & Services - 3.0%
Domino’s Pizza, Inc.	7,551	3,237,114
Texas Roadhouse, Inc.	10,229	1,786,086
		5,023,200
Retail - Discretionary - 3.4%
Academy Sports & Outdoors, Inc.	42,083	2,275,428
Lithia Motors, Inc.	11,891	3,285,840
		5,561,268
Consumer Staples - 2.7%
Food - 1.5%
J & J Snack Foods Corporation	15,123	2,551,250

Retail - Consumer Staples - 1.2%
BJ’s Wholesale Club Holdings, Inc. (a)	22,303	1,961,772

Energy - 6.8%
Oil & Gas Producers - 6.8%
Chord Energy Corporation	22,571	3,874,538
Northern Oil and Gas, Inc.	78,798	3,403,286
Permian Resources Corporation	98,925	1,517,509
SM Energy Company	50,087	2,314,019
		11,109,352
Financials - 17.8%
Asset Management - 1.9%
Blue Owl Capital, Inc.	166,220	3,169,816

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 17.8% (Continued)
Banking - 9.8%
Atlantic Union Bankshares Corporation	78,995	$3,261,704
Cullen/Frost Bankers, Inc.	30,192	3,534,275
Glacier Bancorp, Inc.	65,298	2,919,474
Merchants Bancorp	31,533	1,418,985
Seacoast Banking Corporation of Florida	58,093	1,617,309
Wintrust Financial Corporation	30,811	3,333,750
		16,085,497
Institutional Financial Services - 2.0%
Piper Sandler Companies	12,183	3,329,370

Insurance - 4.1%
Baldwin Insurance Group, Inc. (The) (a)	46,500	2,033,910
International General Insurance Holdings Ltd.	144,891	2,515,308
RenaissanceRe Holdings Ltd.	9,538	2,211,957
		6,761,175
Health Care - 7.2%
Medical Equipment & Devices - 7.2%
Avantor, Inc. (a)	118,588	3,172,229
Cooper Companies, Inc. (The) (a)	33,165	3,095,290
Integer Holdings Corporation (a)	26,491	3,146,071
Teleflex, Inc.	11,099	2,451,991
		11,865,581
Industrials - 20.4%
Aerospace & Defense - 6.9%
AAR Corporation (a)	25,464	1,644,975
Hexcel Corporation	40,413	2,675,745
Kratos Defense & Security Solutions, Inc. (a)	123,090	2,774,449
Mercury Systems, Inc. (a)	49,568	1,762,142
Moog, Inc. - Class A	12,683	2,487,136
		11,344,447
Electrical Equipment - 6.9%
Atkore, Inc.	11,294	1,524,690
BWX Technologies, Inc.	16,476	1,639,197
Hubbell, Inc.	9,277	3,670,445

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 20.4% (Continued)
Electrical Equipment - 6.9% (Continued)
Littelfuse, Inc.	16,553	$4,421,472
		11,255,804
Industrial Intermediate Products - 1.4%
Timken Company (The)	27,013	2,348,780

Machinery - 2.0%
AGCO Corporation	16,426	1,550,943
Middleby Corporation (The) (a)	12,138	1,645,670
		3,196,613
Transportation & Logistics - 2.0%
XPO, Inc. (a)	29,008	3,332,729

Transportation Equipment - 1.2%
Blue Bird Corporation (a)	39,041	2,034,817

Materials - 12.7%
Chemicals - 3.3%
Axalta Coating Systems Ltd. (a)	65,415	2,332,045
Ecovyst, Inc. (a)	315,380	3,008,725
		5,340,770
Construction Materials - 3.2%
Eagle Materials, Inc.	7,014	1,909,912
Summit Materials, Inc. - Class A (a)	81,463	3,403,524
		5,313,436
Containers & Packaging - 1.6%
Crown Holdings, Inc.	29,379	2,605,917

Forestry, Paper & Wood Products - 1.5%
Boise Cascade Company	17,741	2,520,819

Metals & Mining - 3.1%
Constellium SE (a)	186,845	3,327,710
Royal Gold, Inc.	12,285	1,696,804
		5,024,514

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Real Estate - 9.8%
REITs - 9.8%
American Healthcare REIT, Inc.	146,409	$2,333,760
Americold Realty Trust, Inc.	68,014	2,032,938
COPT Defense Properties	126,042	3,651,437
PotlatchDeltic Corporation	35,237	1,563,113
Rexford Industrial Realty, Inc.	70,585	3,537,014
Urban Edge Properties	143,397	2,910,959
		16,029,221
Technology - 6.6%
Semiconductors - 4.1%
Allegro MicroSystems, Inc. (a)	65,200	1,567,408
Amkor Technology, Inc.	48,583	1,586,721
Rambus, Inc. (a)	69,478	3,573,948
		6,728,077
Software - 1.5%
Verra Mobility Corporation (a)	80,858	2,436,251

Technology Services - 1.0%
Amdocs Ltd.	19,731	1,725,871

Utilities - 4.0%
Electric Utilities - 4.0%
Alliant Energy Corporation	61,521	3,424,259
IDACORP, Inc.	32,285	3,155,859
		6,580,118

Total Common Stocks (Cost $138,312,906)		$162,763,002

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (b) (Cost $1,470,119)	1,470,119	$1,470,119

Investments at Value - 99.9% (Cost $139,783,025)		$164,233,121

Other Assets in Excess of Liabilities - 0.1%		233,042

Net Assets - 100.0%		$164,466,163

REIT	- Real Estate Investment Trust

SE	- Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of July 31, 2024.

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communications - 0.9%
Telecommunications - 0.9%
Cogent Communications Holdings, Inc.	163,987	$11,575,843

Consumer Discretionary - 10.6%
Home Construction - 2.1%
Century Communities, Inc.	250,638	26,244,305

Leisure Facilities & Services - 2.3%
Chuy’s Holdings, Inc. (a)	339,358	12,586,789
Papa John’s International, Inc.	370,440	16,384,561
		28,971,350
Retail - Discretionary - 6.2%
Academy Sports & Outdoors, Inc.	466,480	25,222,574
Boot Barn Holdings, Inc. (a)	113,740	15,182,015
GMS, Inc. (a)	268,075	25,796,857
Sonic Automotive, Inc. - Class A	212,782	12,669,040
		78,870,486
Consumer Staples - 3.7%
Beverages - 1.0%
Duckhorn Portfolio, Inc. (The) (a)	1,704,329	12,373,429

Food - 1.8%
J & J Snack Foods Corporation	135,209	22,809,758

Household Products - 0.9%
Central Garden & Pet Company - Class A (a)	331,306	11,383,674

Energy - 8.2%
Oil & Gas Producers - 8.2%
Northern Oil and Gas, Inc.	627,789	27,114,207
Sitio Royalties Corporation - Class A	1,020,075	24,838,826
SM Energy Company	569,717	26,320,925
Vital Energy, Inc. (a)	582,578	25,406,227
		103,680,185

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 22.3%
Banking - 15.1%
Atlantic Union Bankshares Corporation	608,689	$25,132,769
Bank of N.T. Butterfield & Son Ltd. (The)	348,897	13,376,711
Banner Corporation	209,971	12,434,483
City Holding Company	200,568	24,449,239
First Bancorp	562,264	23,502,635
National Bank Holdings Corporation - Class A	337,605	14,138,898
Renasant Corporation	718,057	24,693,980
Seacoast Banking Corporation of Florida	901,601	25,100,572
Simmons First National Corporation - Class A	656,480	14,134,014
Veritex Holdings, Inc.	534,570	13,401,670
		190,364,971
Institutional Financial Services - 4.2%
Moelis & Company - Class A	197,083	13,401,644
Perella Weinberg Partners	788,545	14,903,500
Piper Sandler Companies	90,878	24,835,140
		53,140,284
Insurance - 3.0%
AMERISAFE, Inc.	273,221	12,972,533
Baldwin Insurance Group, Inc. (The) (a)	566,261	24,768,256
		37,740,789
Health Care - 7.1%
Biotech & Pharma - 1.9%
Prestige Consumer Healthcare, Inc. (a)	333,738	23,631,988

Medical Equipment & Devices - 5.2%
Avanos Medical, Inc. (a)	784,645	18,768,708
CONMED Corporation	318,052	21,958,310
Merit Medical Systems, Inc. (a)	296,109	25,255,137
		65,982,155
Industrials - 16.8%
Aerospace & Defense - 7.4%
AAR Corporation (a)	377,268	24,371,513
Barnes Group, Inc.	340,734	13,745,210
Kratos Defense & Security Solutions, Inc. (a)	684,946	15,438,683
Mercury Systems, Inc. (a)	375,950	13,365,022

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Aerospace & Defense - 7.4% (Continued)
Moog, Inc. - Class A	134,982	$26,469,970
		93,390,398
Commercial Support Services - 0.9%
Legalzoom.com, Inc. (a)	1,751,786	11,701,930

Industrial Intermediate Products - 1.4%
AZZ, Inc.	225,875	18,060,965

Machinery - 3.0%
Alamo Group, Inc.	131,013	25,248,826
Thermon Group Holdings, Inc. (a)	383,236	12,573,973
		37,822,799
Transportation & Logistics - 2.0%
ArcBest Corporation	203,142	25,606,049

Transportation Equipment - 2.1%
Blue Bird Corporation (a)	497,001	25,903,692

Materials - 9.7%
Chemicals - 5.6%
Ecovyst, Inc. (a)	1,294,276	12,347,393
Hawkins, Inc.	182,720	18,984,608
Innospec, Inc.	106,041	13,906,217
Stepan Company	304,545	25,773,643
		71,011,861
Forestry, Paper & Wood Products - 2.1%
Boise Cascade Company	182,044	25,866,632

Metals & Mining - 2.0%
Constellium SE (a)	1,430,539	25,477,900

Real Estate - 11.3%
REITs - 11.3%
COPT Defense Properties	915,548	26,523,426
Four Corners Property Trust, Inc.	967,931	26,269,647

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Real Estate - 11.3% (Continued)
REITs - 11.3% (Continued)
Plymouth Industrial REIT, Inc.	1,075,762	$25,732,227
PotlatchDeltic Corporation	607,203	26,935,525
Sunstone Hotel Investors, Inc.	1,119,348	11,596,445
Urban Edge Properties	1,261,196	25,602,279
		142,659,549
Technology - 4.3%
Semiconductors - 0.7%
Veeco Instruments, Inc. (a)	200,359	8,296,866

Software - 1.9%
Verra Mobility Corporation (a)	817,490	24,630,974

Technology Hardware - 1.7%
Viavi Solutions, Inc. (a)	2,674,606	21,503,832

Utilities - 4.0%
Electric Utilities - 4.0%
Avista Corporation	643,353	25,206,571
Northwestern Energy Group, Inc.	465,259	25,016,976
		50,223,547

Total Common Stocks (Cost $1,046,174,404)		$1,248,926,211

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (b) (Cost $14,262,548)	14,262,548	$14,262,548

Investments at Value - 100.0% (Cost $1,060,436,952)		$1,263,188,759

Other Assets in Excess of Liabilities - 0.0% (c)		11,868

Net Assets - 100.0%		$1,263,200,627

REIT	- Real Estate Investment Trust

SE	- Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of July 31, 2024.

(c)	Percentage rounds to less than 0.1%.

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communications - 2.0%
Internet Media & Services - 2.0%
Alphabet, Inc. - Class A	2,716	$465,903

Consumer Discretionary - 4.8%
Apparel & Textile Products - 1.9%
Tapestry, Inc.	11,175	448,006

Leisure Facilities & Services - 1.0%
McDonald’s Corporation	829	220,016

Retail - Discretionary - 1.9%
O’Reilly Automotive, Inc. (a)	400	450,536

Consumer Staples - 6.6%
Beverages - 2.0%
PepsiCo, Inc.	2,735	472,253

Food - 1.0%
Hershey Company (The)	1,115	220,190

Household Products - 1.8%
Church & Dwight Company, Inc.	4,215	413,112

Retail - Consumer Staples - 1.8%
Dollar General Corporation	3,437	413,780

Energy - 8.1%
Oil & Gas Producers - 8.1%
Chevron Corporation	4,347	697,563
ConocoPhillips	4,009	445,801
Diamondback Energy, Inc.	1,161	234,882
EOG Resources, Inc.	3,832	485,897
		1,864,143

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 18.3%
Banking - 10.1%
Bank of America Corporation	16,084	$648,346
Glacier Bancorp, Inc.	9,292	415,445
JPMorgan Chase & Company	3,359	714,795
Wells Fargo & Company	9,257	549,311
		2,327,897
Insurance - 6.7%
American International Group, Inc.	5,761	456,444
Baldwin Insurance Group, Inc. (The) (a)	10,641	465,437
International General Insurance Holdings Ltd.	19,982	346,888
Progressive Corporation (The)	1,279	273,859
		1,542,628
Specialty Finance - 1.5%
Discover Financial Services	2,421	348,600

Health Care - 13.7%
Biotech & Pharma - 2.9%
Johnson & Johnson	4,286	676,545

Health Care Facilities & Services - 4.1%
McKesson Corporation	408	251,744
UnitedHealth Group, Inc.	1,190	685,630
		937,374
Medical Equipment & Devices - 6.7%
Abbott Laboratories	5,225	553,537
Danaher Corporation	1,830	507,056
Teleflex, Inc.	2,216	489,559
		1,550,152
Industrials - 14.4%
Aerospace & Defense - 4.9%
AAR Corporation (a)	3,096	200,001
General Dynamics Corporation	1,522	454,637
L3Harris Technologies, Inc.	2,099	476,242
		1,130,880

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 14.4% (Continued)
Diversified Industrials - 1.9%
Honeywell International, Inc.	2,170	$444,308

Electrical Equipment - 4.1%
Hubbell, Inc.	1,222	483,484
Littelfuse, Inc.	1,694	452,485
		935,969
Transportation & Logistics - 3.5%
FedEx Corporation	1,486	449,143
XPO, Inc. (a)	3,165	363,627
		812,770
Materials - 3.2%
Construction Materials - 1.5%
Summit Materials, Inc. - Class A (a)	8,384	350,284

Metals & Mining - 1.7%
Constellium SE (a)	21,468	382,345

Real Estate - 6.7%
REITs - 6.7%
American Tower Corporation	2,299	506,700
Americold Realty Trust, Inc.	18,503	553,055
Ventas, Inc.	8,837	481,086
		1,540,841
Technology - 15.1%
Software - 6.7%
Microsoft Corporation	1,384	578,996
Salesforce, Inc.	1,857	480,592
Verra Mobility Corporation (a)	16,516	497,627
		1,557,215
Technology Hardware - 4.3%
Apple, Inc.	2,455	545,206
HP, Inc.	12,195	440,118
		985,324
Technology Services - 4.1%
Accenture plc - Class A	1,427	471,795

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Technology - 15.1% (Continued)
Technology Services - 4.1% (Continued)
CACI International, Inc. - Class A (a)	1,050	$484,554
		956,349
Utilities - 6.8%
Electric Utilities - 6.8%
CMS Energy Corporation	8,235	533,628
IDACORP, Inc.	4,936	482,494
WEC Energy Group, Inc.	6,587	566,877
		1,582,999

Total Common Stocks (Cost $20,011,028)		$23,030,419

MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.20% (b) (Cost $98,115)	98,115	$98,115

Investments at Value - 100.1% (Cost $20,109,143)		$23,128,534

Liabilities in Excess of Other Assets - (0.1%)		(32,715)

Net Assets - 100.0%		$23,095,819

plc	- Public Limited Company

SE	- Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of July 31, 2024.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 10.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) - 0.5%
U.S. Treasury Bills	5.370%	08/20/24	$2,455,000	$2,448,157

U.S. Treasury Notes - 4.2%
U.S. Treasury Notes	5.000%	09/30/25	2,835,000	2,844,081
U.S. Treasury Notes	4.500%	05/31/29	4,500,000	4,597,734
U.S. Treasury Notes	4.125%	11/15/32	2,560,000	2,569,600
U.S. Treasury Notes	4.500%	11/15/33	1,155,000	1,189,830
U.S. Treasury Notes	4.000%	02/15/34	2,000,000	1,983,438
U.S. Treasury Notes	4.375%	05/15/34	8,910,000	9,102,122
				22,286,805
U.S. Treasury Bonds - 5.3%
U.S. Treasury Bonds	4.000%	11/15/42	4,875,000	4,614,492
U.S. Treasury Bonds	3.875%	05/15/43	4,750,000	4,400,244
U.S. Treasury Bonds	4.375%	08/15/43	5,250,000	5,201,602
U.S. Treasury Bonds	4.000%	11/15/52	5,180,000	4,851,394
U.S. Treasury Bonds	4.125%	08/15/53	2,480,000	2,374,600
U.S. Treasury Bonds	4.750%	11/15/53	5,030,000	5,345,947
U.S. Treasury Bonds	4.250%	02/15/54	750,000	734,414
U.S. Treasury Bonds	4.625%	05/15/54	700,000	729,859
				28,252,552

Total U.S. Government & Agencies (Cost $51,842,440)				$52,987,514

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.2%
FHLMC, Pool #SD8275	4.500%	12/01/52	$2,707,807	$2,599,601
FHLMC, Pool #SD8288	5.000%	01/01/53	2,641,843	2,599,213
FHLMC, Pool #SD2605	5.500%	04/01/53	2,634,759	2,639,991
FHLMC, Pool #SD8363	6.000%	09/01/53	3,588,206	3,635,020
				11,473,825
Federal National Mortgage Association - 1.8%
FNMA, Pool #FS3394	4.000%	10/01/52	2,857,821	2,673,390
FNMA, Pool #MA5172	7.000%	10/01/53	3,169,448	3,276,494

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.8% (Continued)
FNMA, Pool #MA5192	6.500%	11/01/53	$3,500,096	$3,585,035
				9,534,919

Total Collateralized Mortgage Obligations (Cost $20,830,238)				$21,008,744

CONVERTIBLE BONDS - 5.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.0%
Live Nation Entertainment, Inc.	3.125%	01/15/29	$2,175,000	$2,463,840
Meritage Homes Corporation, 144A	1.750%	05/15/28	2,680,000	2,955,504
				5,419,344
Energy - 1.1%
CenterPoint Energy, Inc., 144A	4.250%	08/15/26	3,615,000	3,586,080
Northern Oil & Gas, Inc.	3.625%	04/15/29	1,950,000	2,481,375
				6,067,455
Health Care - 1.4%
Exact Sciences Corporation	0.375%	03/15/27	2,273,000	2,013,087
Integer Holdings Corporation	2.125%	02/15/28	2,575,000	3,751,775
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	1,300,000	1,524,751
				7,289,613
Real Estate - 0.9%
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	4,085,000	4,536,392

Technology - 0.7%
Akamai Technologies, Inc.	0.125%	05/01/25	3,583,000	3,955,145

Utilities - 0.7%
NextEra Energy Capital Holdings, Inc., 144A	3.000%	03/01/27	2,920,000	3,518,600

Total Convertible Bonds (Cost $28,310,747)				$30,786,549

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 33.3%	Coupon	Maturity	Par Value	Value
Communications - 2.2%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$3,050,000	$2,886,773
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,426,568
Charter Communications Operating, LLC	6.484%	10/23/45	4,950,000	4,663,698
Level 3 Financing, Inc., 144A	10.500%	05/15/30	1,750,000	1,788,500
				11,765,539
Consumer Discretionary - 0.7%
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	3,540,000	3,783,867

Consumer Staples - 1.5%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	4,111,034
Pilgrim’s Pride Corporation	6.250%	07/01/33	3,720,000	3,849,190
				7,960,224
Energy - 3.5%
Columbia Pipelines Holding Company, LLC, 144A	6.055%	08/15/26	615,000	623,542
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	3,997,677
Diamondback Energy, Inc.	5.900%	04/18/64	2,490,000	2,468,162
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	4,455,000	4,441,536
Sempra Energy	5.500%	08/01/33	4,040,000	4,117,447
TransCanada Trust	5.600%	03/07/82	2,918,000	2,702,303
				18,350,667
Financials - 17.7%
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,329,927
Ares Capital Corporation	7.000%	01/15/27	4,210,000	4,337,264
Bank of America Corporation, Series AA	6.100%	12/29/49	2,025,000	2,018,610
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,463,764
Barclays plc	7.385%	11/02/28	5,690,000	6,052,619
Barclays plc (c)	8.000%	12/31/49	3,150,000	3,235,563
Capital One Financial Corporation (SOFR + 307) (b)(c)	7.624%	10/30/31	2,560,000	2,852,298
Citigroup, Inc. (b)	6.174%	05/25/34	2,065,000	2,136,469
Citigroup, Inc. (b)(c)	7.200%	12/31/49	3,330,000	3,413,307
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,825,311
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	1,925,000	2,004,200
Hercules Capital, Inc.	2.625%	09/16/26	2,959,000	2,749,500

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 33.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 17.7% (Continued)
HSBC Holdings plc (c)	8.000%	12/31/49	$3,455,000	$3,651,797
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	2,150,000	2,301,580
JPMorgan Chase & Company (b)	5.299%	07/24/29	3,396,000	3,447,170
JPMorgan Chase & Company (H15T5Y + 274) (b)(c)	6.875%	12/31/49	2,890,000	2,993,484
Lincoln National Corporation (c)	9.250%	12/31/49	2,065,000	2,227,724
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,481,782
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	1,830,000	1,854,904
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	3,055,174
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	2,981,534
PNC Financial Services Group, Inc. (SOFR + 173) (b)(c)	6.615%	10/20/27	2,340,000	2,419,613
Protective Life Global Funding, 144A	5.366%	01/06/26	3,735,000	3,752,619
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	4,805,000	4,848,681
Royal Bank of Canada	6.000%	11/01/27	2,170,000	2,252,391
State Street Corporation (b)(c)	6.700%	12/31/49	2,580,000	2,583,968
Truist Financial Corporation, Series G (TSFR3M + 336) (b)(c)	8.693%	12/31/49	5,483,000	5,504,175
U.S. Bancorp (b)(c)	3.700%	12/31/49	4,025,000	3,641,126
Wells Fargo & Company, Series EE	7.625%	12/31/49	3,595,000	3,826,313
				93,242,867
Health Care - 1.9%
Community Health Systems, Inc., 144A	5.250%	05/15/30	2,785,000	2,428,290
Community Health Systems, Inc., 144A	10.875%	01/15/32	225,000	241,644
Flex Ltd.	6.000%	01/15/28	4,735,000	4,861,484
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,226,317
				9,757,735
Industrials - 0.6%
Regal Rexnord Corporation	6.300%	02/15/30	3,050,000	3,168,776

Materials - 1.0%
Celanese US Holdings, LLC	6.350%	11/15/28	5,200,000	5,419,439

Real Estate - 1.1%
MPT Operating Partnership, L.P.	4.625%	08/01/29	3,000,000	2,183,472

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 33.3% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 1.1% (Continued)
Simon Property Group, L.P.	5.500%	03/08/33	$3,490,000	$3,584,786
				5,768,258
Technology - 1.6%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,700,652
NatWest Group plc (b)	6.475%	06/01/34	740,000	764,887
Oracle Corporation	6.900%	11/09/52	2,075,000	2,372,598
TIBCO Software, Inc., 144A	6.500%	03/31/29	3,675,000	3,582,019
				8,420,156
Utilities - 1.5%
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	3,090,000	3,211,588
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	2,166,000	1,948,382
Southern Company, Series 2023E	5.700%	03/15/34	2,770,000	2,874,068
				8,034,038

Total Corporate Bonds (Cost $169,306,432)				$175,671,566

COMMON STOCKS - 40.8%	Shares	Value
Consumer Discretionary - 2.3%
E-Commerce Discretionary - 0.4%
JD.com, Inc. - ADR	72,604	$1,916,020

Leisure Facilities & Services - 0.5%
Domino’s Pizza, Inc.	6,456	2,767,687

Retail - Discretionary - 1.4%
Lowe’s Companies, Inc.	29,993	7,363,581

Consumer Staples - 1.5%
Retail - Consumer Staples - 1.5%
Walmart, Inc.	112,420	7,716,509

Energy - 3.7%
Oil & Gas Producers - 2.8%
Chevron Corporation	16,721	2,683,219
Energy Transfer, L.P.	566,656	9,219,493

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 40.8% (Continued)	Shares	Value
Energy - 3.7% (Continued)
Oil & Gas Producers - 2.8% (Continued)
Hess Corporation	17,275	$2,650,331
		14,553,043
Oil & Gas Services & Equipment - 0.9%
Schlumberger Ltd.	101,545	4,903,608

Financials - 6.2%
Banking - 2.9%
JPMorgan Chase & Company	50,989	10,850,459
Wells Fargo & Company	76,666	4,549,360
		15,399,819
Institutional Financial Services - 1.7%
Goldman Sachs Group, Inc. (The)	17,344	8,828,616

Insurance - 0.8%
American International Group, Inc.	54,338	4,305,200

Specialty Finance - 0.8%
Discover Financial Services	30,026	4,323,444

Health Care - 3.3%
Biotech & Pharma - 1.1%
Gilead Sciences, Inc.	76,052	5,784,515

Medical Equipment & Devices - 2.2%
Abbott Laboratories	37,046	3,924,653
Becton, Dickinson & Company	16,049	3,868,772
Medtronic plc	49,627	3,986,041
		11,779,466
Industrials - 4.4%
Aerospace & Defense - 0.8%
General Dynamics Corporation	14,060	4,199,863

Diversified Industrials - 1.1%
Honeywell International, Inc.	28,610	5,857,898

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 40.8% (Continued)	Shares	Value
Industrials - 4.4% (Continued)
Electrical Equipment - 0.5%
Littelfuse, Inc.	10,777	$2,878,644

Machinery - 0.8%
Deere & Company	11,279	4,195,562

Transportation & Logistics - 1.2%
FedEx Corporation	20,251	6,120,865

Materials - 1.5%
Metals & Mining - 1.5%
Franco-Nevada Corporation	30,230	3,898,461
Glencore plc - ADR	388,427	4,292,118
		8,190,579
Real Estate - 5.3%
REITs - 5.3%
Crown Castle, Inc.	47,923	5,275,364
Essex Property Trust, Inc.	14,655	4,079,366
Federal Realty Investment Trust	37,499	4,186,763
NNN REIT, Inc.	76,883	3,451,278
Ventas, Inc.	80,882	4,403,216
VICI Properties, Inc.	89,288	2,791,143
Weyerhaeuser Company	123,137	3,910,831
		28,097,961
Technology - 10.2%
Semiconductors - 3.6%
ASML Holding N.V. - ADR	7,369	6,902,542
Micron Technology, Inc.	27,623	3,033,558
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	55,215	9,154,647
		19,090,747
Software - 2.0%
Microsoft Corporation	25,306	10,586,765

Technology Hardware - 2.8%
Apple, Inc.	32,521	7,222,264
Cisco Systems, Inc.	78,125	3,785,156

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 40.8% (Continued)	Shares	Value
Technology - 10.2% (Continued)
Technology Hardware - 2.8% (Continued)
Hewlett Packard Enterprise Company	178,397	$3,551,884
		14,559,304
Technology Services - 1.8%
International Business Machines Corporation	49,027	9,420,048

Utilities - 2.4%
Electric Utilities - 2.4%
Alliant Energy Corporation	53,397	2,972,077
Enterprise Products Partners, L.P.	143,277	4,134,974
WEC Energy Group, Inc.	65,547	5,640,975
		12,748,026

Total Common Stocks (Cost $165,097,121)		$215,587,770

EXCHANGE-TRADED FUNDS - 4.3%	Shares	Value
iShares U.S. Small-Cap Equity Factor ETF	122,076	$8,022,835
JPMorgan Equity Premium Income ETF	113,097	6,500,815
JPMorgan Nasdaq Equity Premium Income ETF	152,337	8,183,544
Total Exchange-Traded Funds (Cost $20,608,710)		$22,707,194

PREFERRED STOCKS - 0.9%	Shares	Value
Materials - 0.4%
Chemicals - 0.4%
Albemarle Corporation, 3.63%, 03/01/2027	41,387	$1,850,827

Utilities - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc., 3.46%, 09/01/2025	60,300	2,662,848

Total Preferred Stocks (Cost $4,960,819)		$4,513,675

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (d) (Cost $3,824,862)	3,824,862	$3,824,862

Investments at Value - 99.8% (Cost $464,781,369)		$527,087,874

Other Assets in Excess of Liabilities - 0.2%		1,052,054

Net Assets - 100.0%		$528,139,928

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $53,374,057 as of July 31, 2024, representing 10.1% of net assets.

ADR	- American Depositary Receipt

H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

N.V.	- Naamloze Vennootschap

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable

S.p.A.	- Societa per azioni

SOFR	- Secured Overnight Financing Rate

TSFR	- CME Term Secured Overnight Financing Rate

(a)	The rate shown represents the effective yield at time of purchase.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Security has a perpetual maturity date.

(d)	The rate shown is the 7-day effective yield as of July 31, 2024.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 5.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 5.3%
U.S. Treasury Bonds	3.000%	08/15/52	$1,401,000	$1,083,914
U.S. Treasury Bonds	4.750%	11/15/53	1,800,000	1,913,063
U.S. Treasury Bonds	4.250%	02/15/54	2,100,000	2,056,359
Total U.S. Government & Agencies (Cost $4,993,262)				$5,053,336

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.5%
FHLMC, Pool #SD8275	4.500%	12/01/52	$505,154	$484,968
FHLMC, Pool #SD8288	5.000%	01/01/53	493,084	485,127
FHLMC, Pool #SD2605	5.500%	04/01/53	494,017	494,998
				1,465,093
Federal National Mortgage Association - 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	534,085	499,617

Total Collateralized Mortgage Obligations (Cost $1,974,578)				$1,964,710

CONVERTIBLE BONDS - 1.2%	Coupon	Maturity	Par Value	Value
Real Estate - 1.2%
Corporate Office Properties, L.P., 144A (Cost $1,000,000)	5.250%	09/15/28	$1,000,000	$1,110,500

CORPORATE BONDS - 58.1%	Coupon	Maturity	Par Value	Value
Communications - 8.4%
AMC Networks, Inc., 144A	10.250%	01/15/29	$500,000	$492,975
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	360,000	340,734
Charter Communications Operating, LLC	6.384%	10/23/35	1,000,000	998,588
Clear Channel Outdoor Holdings, Inc., 144A	9.000%	09/15/28	1,000,000	1,062,042

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 58.1% (Continued)	Coupon	Maturity	Par Value	Value
Communications - 8.4% (Continued)
Connect Finco SARL / U.S. Finco, LLC, 144A	6.750%	10/01/26	$1,000,000	$982,801
CSC Holdings, LLC, 144A	11.250%	05/15/28	1,000,000	904,582
DIRECTV Financing, LLC, 144A	8.875%	02/01/30	1,050,000	1,051,505
Entercom Media Corporation, 144A	0.000%	05/01/27	3,000,000	120,000
Level 3 Financing, Inc., 144A	10.500%	05/15/30	1,000,000	1,022,000
Telesat Canada / Telesat, LLC, 144A	4.875%	06/01/27	1,500,000	684,327
Vodafone Group plc	4.875%	06/19/49	500,000	444,451
				8,104,005
Consumer Discretionary - 6.1%
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	652,582
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,088,005
G-III Apparel Group Ltd., 144A	7.875%	08/15/25	1,000,000	1,000,816
Odeon Finco plc, 144A	12.750%	11/01/27	1,000,000	1,054,136
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,070,000	1,143,711
Staples, Inc., 144A	10.750%	09/01/29	1,000,000	969,051
				5,908,301
Consumer Staples - 1.9%
BAT Capital Corporation	7.750%	10/19/32	552,000	634,589
Pilgrim’s Pride Corporation	6.250%	07/01/33	620,000	641,532
US Foods, Inc., 144A	6.875%	09/15/28	531,000	545,110
				1,821,231
Energy - 7.0%
Diamondback Energy, Inc.	5.900%	04/18/64	460,000	455,966
Energy Transfer, L.P. (H15T5Y + 531) (a)(b)	7.125%	05/15/65	825,000	822,507
Global Partners, L.P. / GLP Finance Corporation, 144A	8.250%	01/15/32	500,000	513,197
International Petroleum Corporation	7.250%	02/01/27	1,000,000	979,429
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	1,000,000	1,095,703
Paratus Energy Services Ltd.	9.500%	06/27/29	200,000	201,053
Sempra Energy	5.500%	08/01/33	785,000	800,049
Summit Midstream Holdings, LLC, 144A	9.000%	10/15/26	1,250,000	1,284,680
Summit Midstream Holdings, LLC, 144A	8.625%	10/31/29	100,000	102,312
TransCanada Trust	5.600%	03/07/82	478,000	442,666
				6,697,562
Financials - 10.9%
Ally Financial, Inc.	6.992%	06/13/29	590,000	618,790

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 58.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 10.9% (Continued)
Ares Capital Corporation	7.000%	01/15/27	$735,000	$757,218
Avation Capital S.A., 144A	8.250%	10/31/26	1,250,000	1,149,138
Barclays plc	7.385%	11/02/28	515,000	547,821
Blackstone Private Credit Fund	7.050%	09/29/25	1,000,000	1,013,738
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	570,000	593,451
Hercules Capital, Inc.	2.625%	09/16/26	422,000	392,122
HSBC Holdings plc	6.547%	06/20/34	665,000	700,274
HSBC Holdings plc (b)	8.000%	12/31/49	615,000	650,030
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	385,381
Jackson Financial, Inc.	4.000%	11/23/51	500,000	356,358
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	450,000	456,124
National Australia Bank Ltd., 144A	6.429%	01/12/33	485,000	516,292
NatWest Group plc (a)	6.475%	06/01/34	210,000	217,062
Owl Rock Capital Corporation	3.400%	07/15/26	1,250,000	1,193,772
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	450,000	454,091
State Street Corporation (a)(b)	6.700%	12/31/49	475,000	475,731
				10,477,393
Health Care - 0.9%
Community Health Systems, Inc., 144A	10.875%	01/15/32	105,000	112,767
Flex Ltd.	6.000%	01/15/28	745,000	764,901
				877,668
Industrials - 8.6%
BLH Escrow 1, LLC, 144A	11.000%	01/31/30	1,000,000	909,748
Boeing Company (The)	5.805%	05/01/50	1,000,000	927,639
GEO Group, Inc.	8.625%	04/15/29	1,000,000	1,038,592
GEO Group, Inc.	10.250%	04/15/31	667,000	714,992
Macquarie AirFinance Holdings Ltd., 144A	8.375%	05/01/28	1,000,000	1,058,839
Rand Parent, LLC, 144A	8.500%	02/15/30	500,000	494,550
Regal Rexnord Corporation	6.300%	02/15/30	1,000,000	1,038,943
Sotheby’s, 144A	7.375%	10/15/27	1,225,000	1,019,725
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,011,009
				8,214,037
Materials - 1.5%
Cleveland-Cliffs, Inc., 144A	7.000%	03/15/32	500,000	501,894
Rayonier AM Products, Inc., 144A	7.625%	01/15/26	1,000,000	948,846
				1,450,740

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 58.1% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 7.7%
American Homes 4 Rent, L.P.	4.300%	04/15/52	$1,000,000	$787,192
Iron Mountain, Inc., 144A	5.000%	07/15/28	500,000	484,432
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,027,230
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,250,000	909,780
New Residential Investment Corporation, 144A	8.000%	04/01/29	1,000,000	991,481
Office Properties Income Trust, 144A	9.000%	09/30/29	1,000,000	791,500
Service Properties Trust	8.875%	06/15/32	1,500,000	1,426,085
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	973,910
				7,391,610
Technology - 1.9%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	442,635
Oracle Corporation	6.900%	11/09/52	320,000	365,895
Sabre Global, Inc., 144A	11.250%	12/15/27	1,000,000	988,067
				1,796,597
Utilities - 3.2%
Altice France S.A., 144A	8.125%	02/01/27	1,000,000	797,253
Consolidated Edison Company, Inc.	3.850%	06/15/46	750,000	589,268
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	570,000	592,429
Talen Energy Supply, LLC, 144A	8.625%	06/01/30	1,000,000	1,075,869
				3,054,819

Total Corporate Bonds (Cost $57,302,297)				$55,793,963

FOREIGN GOVERNMENTS - 0.7%	Coupon	Maturity	Par Value	Value
Republic of South Africa Government Bonds (Cost $695,000)	5.875%	04/20/32	$695,000	$658,026

COMMON STOCKS - 26.7%	Shares	Value
Consumer Discretionary - 2.1%
Retail - Discretionary - 2.1%
Lowe’s Companies, Inc.	4,276	$1,049,801
TJX Companies, Inc. (The)	8,365	945,412
		1,995,213

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.7% (Continued)	Shares	Value
Consumer Staples - 2.0%
Retail - Consumer Staples - 1.3%
Walmart, Inc.	18,693	$1,283,087

Tobacco & Cannabis - 0.7%
Altria Group, Inc.	13,276	650,657

Energy - 1.4%
Oil & Gas Producers - 1.4%
Chevron Corporation	2,159	346,455
Devon Energy Corporation	8,431	396,510
Energy Transfer, L.P.	37,418	608,791
		1,351,756
Financials - 4.7%
Asset Management - 0.6%
Blackstone, Inc.	4,158	591,060

Banking - 2.0%
Sumitomo Mitsui Financial Group, Inc. - ADR	47,792	692,028
Truist Financial Corporation	15,455	690,684
Wells Fargo & Company	9,877	586,101
		1,968,813
Institutional Financial Services - 1.5%
Goldman Sachs Group, Inc. (The)	2,743	1,396,269

Specialty Finance - 0.6%
Discover Financial Services	3,867	556,810

Health Care - 1.9%
Biotech & Pharma - 1.4%
Amgen, Inc.	1,587	527,630
Gilead Sciences, Inc.	10,135	770,868
		1,298,498
Medical Equipment & Devices - 0.5%
Abbott Laboratories	4,580	485,205

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.7% (Continued)	Shares	Value
Industrials - 1.5%
Aerospace & Defense - 0.8%
General Dynamics Corporation	2,593	$774,555

Transportation & Logistics - 0.7%
FedEx Corporation	2,264	684,294

Materials - 1.0%
Metals & Mining - 1.0%
Glencore plc - ADR	34,822	384,783
Newmont Corporation	11,690	573,628
		958,411
Real Estate - 4.9%
REITs - 4.9%
Crown Castle, Inc.	4,830	531,686
Essex Property Trust, Inc.	1,907	530,833
Federal Realty Investment Trust	4,746	529,891
NNN REIT, Inc.	14,963	671,689
Urban Edge Properties	33,797	686,079
Ventas, Inc.	10,238	557,357
VICI Properties, Inc.	23,144	723,481
Weyerhaeuser Company	15,587	495,043
		4,726,059
Technology - 5.4%
Semiconductors - 0.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,569	757,540

Software - 1.0%
Microsoft Corporation	2,382	996,510

Technology Hardware - 2.5%
Apple, Inc.	5,356	1,189,460
Cisco Systems, Inc.	15,226	737,700
Hewlett Packard Enterprise Company	21,994	437,901
		2,365,061

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.7% (Continued)	Shares	Value
Technology - 5.4% (Continued)
Technology Services - 1.1%
International Business Machines Corporation	5,593	$1,074,639

Utilities - 1.8%
Electric Utilities - 1.8%
Alliant Energy Corporation	9,952	553,928
Enterprise Products Partners, L.P.	22,106	637,979
WEC Energy Group, Inc.	6,150	529,269
		1,721,176

Total Common Stocks (Cost $19,902,715)		$25,635,613

EXCHANGE-TRADED FUNDS - 3.3%	Shares	Value
JPMorgan Equity Premium Income ETF	14,321	$823,171
JPMorgan Nasdaq Equity Premium Income ETF	26,353	1,415,683
Westwood Salient Enhanced Energy Income ETF (c)	40,655	973,887
Total Exchange-Traded Funds (Cost $2,957,172)		$3,212,741

PREFERRED STOCKS - 0.9%	Shares	Value
Materials - 0.4%
Chemicals - 0.4%
Albemarle Corporation, 3.63%, 03/01/2027	7,715	$345,015

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.9% (Continued)	Shares	Value
Real Estate - 0.5%
REITs - 0.5%
Vinebrook Homes Trust, Inc., 9.500% - Series B (d)(e)	20,000	$500,000

Total Preferred Stocks (Cost $890,996)		$845,015

Investments at Value - 98.2% (Cost $89,716,020)		$94,273,904

Other Assets in Excess of Liabilities - 1.8%		1,727,762

Net Assets - 100.0%		$96,001,666

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $30,337,654 as of July 31, 2024, representing 31.6% of net assets.

ADR	- American Depositary Receipt

H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Societe Anonyme

S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable

S.p.A.	- Societa per azioni

SOFR	- Secured Overnight Financing Rate

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security has a perpetual maturity date.

(c)	Affiliated fund.

Affiliated Fund	Westwood Multi-Asset Income Fund
Westwood Salient Enhanced Energy Income ETF
Value October 31, 2023	$—
Purchases	988,078
Change in Unrealized Appreciation (Depreciation)	(14,191)
Value July 31, 2024	$973,887
Income Distributions	$25,045

(d)	Non-income producing security.

(e)	Level 3 security in accordance with fair value hierarchy.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

CONVERTIBLE BONDS - 80.9%	Coupon	Maturity	Par Value	Value
Communications - 1.8%
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	$1,000,000	$1,117,993
Trip.com Group Ltd., 144A	0.750%	06/15/29	1,000,000	933,257
				2,051,250
Consumer Discretionary - 11.4%
Alibaba Group Holding Ltd., 144A	0.500%	06/01/31	1,500,000	1,508,119
Etsy, Inc.	0.125%	10/01/26	1,000,000	1,032,680
Ford Motor Company *	0.000%	03/15/26	2,000,000	1,939,000
JD.com, Inc., 144A	0.250%	06/01/29	2,000,000	1,872,797
Live Nation Entertainment, Inc. *	3.125%	01/15/29	2,000,000	2,265,600
Meritage Homes Corporation, 144A	1.750%	05/15/28	1,500,000	1,654,200
Royal Caribbean Cruises Ltd.	6.000%	08/15/25	1,000,000	3,166,000
				13,438,396
Consumer Staples - 3.7%
MGP Ingredients, Inc.	1.875%	11/15/41	2,000,000	2,106,762
Post Holdings, Inc.	2.500%	08/15/27	2,000,000	2,273,000
				4,379,762
Energy - 5.6%
CMS Energy Corporation *	3.375%	05/01/28	2,000,000	2,038,000
Enphase Energy, Inc.	0.000%	03/01/28	1,000,000	863,425
Northern Oil & Gas, Inc.	3.625%	04/15/29	2,900,000	3,690,250
				6,591,675
Financials - 2.5%
PennyMac Mortgage Investment Trust *	5.500%	11/01/24	2,500,000	2,467,500
RWT Holdings, Inc.	5.750%	10/01/25	500,000	489,956
				2,957,456
Health Care - 17.0%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,500,000	2,696,250
CONMED Corporation, 144A	2.250%	06/15/27	1,000,000	896,700
Dexcom, Inc.	0.375%	05/15/28	2,000,000	1,741,885
Exact Sciences Corporation	0.375%	03/01/28	2,000,000	1,690,314
Halozyme Therapeutics, Inc.	1.000%	08/15/28	2,250,000	2,579,625
Jazz Investments I Ltd.	2.000%	06/15/26	2,000,000	1,953,549
Lantheus Holdings, Inc., 144A *	2.625%	12/15/27	2,500,000	3,740,001
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	2,500,000	2,932,214

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 80.9% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 17.0% (Continued)
Sarepta Therapeutics, Inc.	1.250%	09/15/27	$1,500,000	$1,810,144
				20,040,682
Industrials - 11.3%
Advanced Energy Industries, Inc., 144A	2.500%	09/15/28	1,500,000	1,622,550
Axon Enterprise, Inc. *	0.500%	12/15/27	2,500,000	3,505,538
Fluor Corporation, 144A	1.125%	08/15/29	2,000,000	2,448,999
Itron, Inc., 144A	1.375%	07/15/30	1,000,000	1,013,810
Lyft, Inc., 144A	0.625%	03/01/29	1,000,000	936,799
Tetra Tech, Inc., 144A *	2.250%	08/15/28	1,500,000	1,814,850
ZTO Express Cayman, Inc.	1.500%	09/01/27	2,000,000	1,910,600
				13,253,146
Materials - 2.3%
MP Materials Corporation, 144A	0.250%	04/01/26	3,000,000	2,690,700

Real Estate - 0.8%
Marriott Vacations Worldwide Corporation	3.250%	12/15/27	1,000,000	915,500

Technology - 22.4%
Akamai Technologies, Inc.	0.375%	09/01/27	2,000,000	2,032,818
Bentley Systems, Inc.	0.125%	01/15/26	2,000,000	1,968,589
Digital Ocean Holdings, Inc.	0.000%	12/01/26	500,000	425,350
Dropbox, Inc.	0.000%	03/01/28	2,000,000	1,870,371
Lumentum Holdings, Inc. *	0.500%	12/15/26	2,000,000	1,837,876
Microchip Technology, Inc., 144A	0.750%	06/01/30	2,000,000	2,006,400
MongoDB, Inc.	0.250%	01/15/26	1,900,000	2,519,400
ON Semiconductor Corporation	0.500%	03/01/29	2,500,000	2,577,413
Pegasystems, Inc.	0.750%	03/01/25	1,000,000	968,500
Progress Software Corporation	1.000%	04/15/26	2,000,000	2,185,900
Rapid7, Inc., 144A	1.250%	03/15/29	1,000,000	919,521
Shift4 Payments, Inc.	0.500%	08/01/27	2,000,000	1,867,000
Super Micro Computer, Inc., 144A	0.000%	03/01/29	500,000	473,083
Tyler Technologies, Inc.	0.250%	03/15/26	2,000,000	2,421,000
Vishay Intertechnology, Inc., 144A	2.250%	09/15/30	1,000,000	993,000
Workiva, Inc., 144A	1.250%	08/15/28	1,500,000	1,347,750
				26,413,971

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 80.9% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 2.1%
Ormat Technologies, Inc.	2.500%	07/15/27	$1,000,000	$1,026,000
PPL Capital Funding, Inc., 144A	2.875%	03/15/28	1,500,000	1,491,000
				2,517,000

Total Convertible Bonds (Cost $90,547,124)				$95,249,538

CORPORATE BONDS - 17.2%	Coupon	Maturity	Par Value	Value
Communications - 2.0%
Connect Finco SARL / U.S. Finco, LLC, 144A	6.750%	10/01/26	$1,000,000	$982,801
Expedia Group, Inc.	0.000%	02/15/26	1,500,000	1,385,927
				2,368,728
Consumer Discretionary - 2.6%
RLJ Lodging Trust, L.P., 144A	3.750%	07/01/26	2,000,000	1,909,364
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,070,000	1,143,711
				3,053,075
Consumer Staples - 1.3%
Vector Group Ltd., 144A *	5.750%	02/01/29	1,600,000	1,534,899

Financials - 6.3%
Aircastle Ltd., 144A	5.250%	08/11/25	1,200,000	1,193,648
Ares Capital Corporation	7.000%	01/15/27	1,735,000	1,787,447
Blackstone Private Credit Fund	7.050%	09/29/25	1,090,000	1,104,974
MidCap Financial Investment Corporation	5.250%	03/03/25	1,000,000	986,309
Starwood Property Trust, Inc., 144A	3.750%	12/31/24	2,400,000	2,367,127
				7,439,505
Industrials - 1.7%
Continental Airlines, Inc., Series 2-A	4.000%	10/29/24	477,862	476,298
GEO Group, Inc.	8.625%	04/15/29	1,500,000	1,557,888
				2,034,186
Materials - 0.8%
Celanese US Holdings, LLC	6.350%	11/15/28	915,000	953,613

Real Estate - 1.8%
Iron Mountain, Inc., 144A	5.000%	07/15/28	1,000,000	968,865

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 17.2% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 1.8% (Continued)
Service Properties Trust, 144A	8.625%	11/15/31	$1,100,000	$1,168,823
				2,137,688
Technology - 0.7%
TIBCO Software, Inc., 144A	6.500%	03/31/29	825,000	804,127

Total Corporate Bonds (Cost $19,918,505)				$20,325,821

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (a) (Cost $948,164)	948,164	$948,164

Investments at Value - 98.9% (Cost $111,413,793)		$116,523,523

Other Assets in Excess of Liabilities - 1.1%		1,273,499

Net Assets - 100.0%		$117,797,022

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $44,487,108 as of July 31, 2024, representing 37.8% of net assets.

*	All or a part of this security has been pledged as collateral for derivative instruments held by the Fund.

(a)	The rate shown is the 7-day effective yield as of July 31, 2024.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

A list of open OTC swap agreements as of July 31, 2024, is as follows:

Total Return Swap Agreements
						Net Unrealized
Number of		Notional		Termination		Appreciation /
Shares	Reference Entity	Amount	Interest Rate Receivable (a)	Date	Counterparty	(Depreciation)
Short Positions
(6,700)	Advanced Energy Industries, Inc.	$(765,455)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	$(12,790)
(6,900)	Akamai Technologies, Inc.	(664,194)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(12,471)
(8,800)	Alibaba Group Holding Ltd.	(686,488)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(5,875)
(5,600)	Alnylam Pharmaceuticals, Inc.	(1,434,608)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	108,001
(8,300)	Axon Enterprise, Inc.	(2,561,712)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	77,288
(9,800)	Bentley Systems, Inc.	(484,512)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	7,944
(8,000)	CMS Energy Corporation	(482,480)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(34,854)
(1,900)	CONMED Corporation	(130,017)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(857)
(2,800)	DexCom, Inc.	(316,428)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	127,674
(25,500)	Dropbox, Inc.	(577,575)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(31,098)
(1,200)	Enphase Energy, Inc.	(135,672)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(2,160)
(5,700)	Etsy, Inc.	(214,176)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(19,574)
(4,600)	Exact Sciences Corporation	(216,430)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	6,780
(23,500)	Fluor Corporation	(1,138,810)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	10,976
(51,800)	Ford Motor Company	(737,114)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	178,903
(24,100)	Halozyme Therapeutics, Inc.	(1,266,455)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(62,513)
(4,800)	Itron, Inc.	(492,000)	0% OBFR 0% minus 0bp	05/16/2025	BNP Paribas	(4,444)
(4,500)	Jazz Pharmaceuticals pic	(472,506)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(22,694)
(19,000)	JD.com, Inc.	(506,350)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	6,058
(24,800)	Lantheus Holdings, Inc.	(3,055,113)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	462,159
(6,300)	Liberty Media Corporation - Liberty Formula One	(491,652)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(16,743)
(11,300)	Live Nation Entertainment, Inc.	(1,111,694)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	27,203
(6,962)	Lumentum Holdings, Inc.	(403,587)	4.75% OBFR 5.32% minus 57bp	05/16/2025	BNP Paribas	43,947
(28,500)	Lyft, Inc.	(372,780)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	30,179
(1,600)	Marriott Vacations Worldwide Corporation	(138,816)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	3,874
(16,100)	Merit Medical Systems, Inc.	(1,378,965)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	8,842
(4,000)	Meritage Homes Corporation	(735,743)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(74,498)
(8,699)	MGP Ingredients, Inc.	(666,169)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(41,752)
(6,600)	Microchip Technology, Inc.	(607,794)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	23,189
(5,100)	MongoDB, Inc.	(1,287,954)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	3,763
(47,400)	Northern Oil & Gas, Inc.	(1,928,706)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(114,239)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

Total Return Swap Agreements (Continued)
Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable(a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
(13,900)	ON Semiconductor Corporation	$(1,049,752)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	$(35,815)
(6,700)	Ormat Technologies, Inc.	(488,832)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(30,276)
(13,800)	Post Holdings, Inc.	(1,468,596)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(37,328)
(16,500)	PPL Corporation	(461,505)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(27,856)
(15,769)	Progress Software Corporation	(869,187)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(49,802)
(8,000)	Rapid7, Inc.	(321,760)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	7,751
(18,000)	Royal Caribbean Cruises Ltd.	(3,018,960)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	204,669
(7,200)	Sarepta Therapeutics, Inc.	(1,099,224)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	77,524
(6,300)	Shift4 Payments, Inc.	(453,537)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	21,162
(185)	Super Micro Computer, Inc.	(123,484)	0% OBFR 0% minus 0bp	05/16/2025	BNP Paribas	(6,304)
(4,800)	Tetra Tech, Inc.	(978,336)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(43,055)
(7,600)	Trip.com Group Ltd.	(363,204)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	40,778
(2,000)	Tyler Technologies, Inc.	(1,057,837)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(76,356)
(17,600)	Vishay Intertechnology, Inc.	(412,720)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	(14,224)
(4,400)	Workiva, Inc.	(328,503)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	4,606
(22,300)	ZTO Express Cayman, Inc.	(447,115)	4.97% OBFR 5.32% minus 35bp	05/16/2025	BNP Paribas	25,518
Total Short Positions						$731,210

Total swap agreements at value (assets)						$1,508,788
Total swap agreements at value (liabilities)						(777,578)
Net swap agreements at value						$731,210

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

(a)	Payment frequency is monthly.

The average monthly notional value for Swap Agreements - appreciation during the nine months ended July 31, 2024 was $0.

The average monthly notional value for Swap Agreements - depreciation during the nine months ended July 31, 2024 was $(37,241,965).

WESTWOOD GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Australia - 2.7%
GPT Group (The)	75,000	$228,432
Scentre Group	100,000	228,023
		456,455
Canada - 3.4%
Dream Industrial Real Estate Investment Trust	58,559	571,688

Germany - 1.5%
Vonovia SE	8,230	252,470

Hong Kong - 1.4%
Link REIT	52,775	222,658

Japan - 11.7%
Mitsubishi Estate Company Ltd.	40,000	681,812
Sumitomo Realty & Development Company Ltd.	19,011	628,416
Tokyo Tatemono Company Ltd.	37,076	646,829
		1,957,057
Singapore - 1.0%
CapitaLand Investment Ltd.	83,198	168,691

Spain - 2.2%
Inmobiliaria Colonial Socimi S.A.	62,587	364,283

Switzerland - 1.8%
Swiss Prime Site AG	3,000	300,685

United Kingdom - 4.3%
Great Portland Estates plc	110,000	496,291
Segro plc	19,474	229,188
		725,479
United States - 67.6%
Apple Hospitality REIT, Inc.	38,414	568,143
BXP, Inc.	5,385	384,004
Centerspace	9,718	678,608
COPT Defense Properties	25,000	724,250

WESTWOOD GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
United States - 67.6% (Continued)
Crown Castle, Inc.	5,156	$567,572
Digital Realty Trust, Inc.	4,500	672,705
Equinix, Inc.	900	711,216
Equity Residential	8,927	621,587
Federal Realty Investment Trust	5,500	614,075
Gaming and Leisure Properties, Inc.	13,400	672,680
Host Hotels & Resorts, Inc.	33,198	581,297
Hudson Pacific Properties, Inc.	80,000	479,200
Invitation Homes, Inc.	15,000	529,050
Kimco Realty Corporation	27,469	596,901
Outfront Media, Inc.	50,000	811,000
Phillips Edison & Company, Inc.	19,500	684,450
Rexford Industrial Realty, Inc.	14,000	701,540
Ventas, Inc.	13,531	736,628
		11,334,906

Total Common Stocks (Cost $14,838,255)		$16,354,372

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (a) (Cost $357,288)	357,288	$357,288

Investments at Value - 99.7% (Cost $15,195,543)		$16,711,660

Other Assets in Excess of Liabilities - 0.3%		52,056

Net Assets - 100.0%		$16,763,716

AG	- Aktiengesellschaft

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Societe Anonyme

SE	- Societe Europaea

(a)	The rate shown is the 7-day effective yield as of July 31, 2024.

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 29.4%	Shares	Value
Financials - 1.8%
Specialty Finance - 1.8%
Blackstone Mortgage Trust, Inc. - Class A	275,000	$4,908,750

Real Estate Investment Trusts (REITs) - 27.6%
Data Centers - 3.6%
Digital Realty Trust, Inc.	30,000	4,484,700
Equinix, Inc.	6,500	5,136,560
		9,621,260
Hotels - 7.0%
Apple Hospitality REIT, Inc.	350,000	5,176,500
Gaming and Leisure Properties, Inc.	150,000	7,530,000
Ryman Hospitality Properties, Inc.	60,000	6,030,600
		18,737,100
Office - 5.4%
BXP, Inc.	100,000	7,131,000
COPT Defense Properties	250,000	7,242,500
		14,373,500
Residential - 6.4%
Centerspace	90,000	6,284,700
Equity Residential	80,000	5,570,400
Invitation Homes, Inc.	150,000	5,290,500
		17,145,600
Shopping Centers - 1.6%
Phillips Edison & Company, Inc.	120,000	4,212,000

Specialized - 3.6%
Outfront Media, Inc.	600,000	9,732,000

Total Common Stocks (Cost $71,106,513)		$78,730,210

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS * - 68.5%	Shares	Value
Financials - 1.5%
Banking - 1.5%
Associated Banc-Corp, 5.63% - Series F	125,000	$2,540,000
Associated Banc-Corp, 5.88% - Series E	62,206	1,308,814
		3,848,814
Real Estate Investment Trusts (REITs) - 67.0%
Apartments - 1.7%
Vinebrook Homes Trust, Inc., 9.50% - Series B (a)(b)	180,000	4,500,000

Data Centers - 3.8%
DigitalBridge Group, Inc., 7.13% - Series H	240,000	5,529,600
DigitalBridge Group, Inc., 7.13% - Series J	28,283	637,782
DigitalBridge Group, Inc., 7.15% - Series I	182,664	4,120,900
		10,288,282
Diversified - 6.2%
Armada Hoffler Properties, Inc., 6.75% - Series A	320,000	6,944,000
CTO Realty Growth, Inc., 6.38% - Series A	447,333	9,778,699
		16,722,699
Healthcare - 2.9%
Global Medical REIT, Inc., 7.50% - Series A	311,134	7,660,119

Hotels - 18.2%
Chatham Lodging Trust, 6.63% - Series A	190,000	3,952,000
DiamondRock Hospitality Company, 8.25% - Series A	66,410	1,664,235
Pebblebrook Hotel Trust, 5.70% - Series H	489,548	8,821,655
Pebblebrook Hotel Trust, 6.30% - Series F	242,066	5,051,918
Pebblebrook Hotel Trust, 6.38% - Series E	98,002	2,069,802
Pebblebrook Hotel Trust, 6.38% - Series G	250,000	5,032,500
RLJ Lodging Trust, 7.80% - Series A	375,000	9,337,500
Summit Hotel Properties, Inc., 5.88% - Series F	158,938	3,267,765
Summit Hotel Properties, Inc., 6.25% - Series E	283,000	5,855,270
Sunstone Hotel Investors, Inc., 6.13% - Series H	166,508	3,546,620
		48,599,265
Industrial - 3.3%
LXP Industrial Trust, 6.50% - Series C	190,000	8,812,200

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS * - 68.5% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 67.0% (Continued)
Manufactured Homes - 1.0%
UMH Properties, Inc., 6.38% - Series D	111,895	$2,673,172

Mortgage - 3.3%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	464,043	8,840,019

Office - 1.2%
Hudson Pacific Properties, Inc., 4.75% - Series C	245,493	3,139,855

Residential - 4.9%
American Homes 4 Rent, 5.88% - Series G	345,000	7,900,500
American Homes 4 Rent, 6.25% - Series H	33,576	805,152
Centerspace, 6.63% - Series C	180,400	4,403,564
		13,109,216
Retail - 3.7%
Regency Centers Corporation, 5.88% - Series B	129,311	2,857,773
Regency Centers Corporation, 6.25% - Series A	298,864	6,948,588
		9,806,361
Shopping Centers - 7.9%
Kimco Realty Corporation, 7.25% - Series D	180,000	10,222,200
Saul Centers, Inc., 6.00% - Series E	125,000	2,543,750
Saul Centers, Inc., 6.13% - Series D	381,000	7,924,800
SITE Centers Corporation, 6.38% - Series A	25,000	583,250
		21,274,000
Specialized - 5.8%
EPR Properties, 5.75% - Series C	31,000	634,880
EPR Properties, 5.75% - Series G	107,775	2,261,120
EPR Properties, 9.00% - Series E	280,000	7,910,000
IQHQ, Inc. (a)(b)	5,000	4,750,000
		15,556,000
Storage - 3.1%
National Storage Affiliates Trust, 6.00% - Series A	370,000	8,302,800

Total Preferred Stocks (Cost $182,163,205)		$183,132,802

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (c) (Cost $5,668,900)	5,668,900	$5,668,900

Investments at Value - 100.0% (Cost $258,938,618)		$267,531,912

Other Assets in Excess of Liabilities - 0.0% (d)		46,919

Net Assets - 100.0%		$267,578,831

REIT - Real Estate Investment Trust

*	Securities listed have a perpetual maturity.

(a)	Non-income producing security.

(b)	Level 3 security in accordance with fair value hierarchy.

(c)	The rate shown is the 7-day effective yield as of July 31, 2024.

(d)	Percentage rounds to less than 0.1%.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 62.2%	Shares	Value
Communication Services Select Sector SPDR Fund	106,380	$9,126,340
Health Care Select Sector SPDR Fund	62,395	9,336,164
Invesco S&P 500 Equal Weight ETF	109,777	18,837,733
iShares Core S&P Mid-Cap ETF	275,229	17,055,941
SPDR S&P 500 ETF Trust	76,092	41,912,235
Utilities Select Sector SPDR Fund	125,461	9,132,306
Total Exchange-Traded Funds (Cost $99,377,056)		$105,400,719

MONEY MARKET FUNDS - 37.8%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (a) (Cost $63,967,862)	63,967,862	$63,967,862

Investments at Value - 100.0% (Cost $163,344,918)		$169,368,581

Liabilities in Excess of Other Assets - (0.0%) (b)		(5,919)

Net Assets - 100.0%		$169,362,662

ETF	- Exchange Traded Fund

S&P	- Standard & Poor

(a)	The rate shown is the 7-day effective yield as of July 31, 2024.

(b)	Percentage rounds to less than 0.1%.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 12.4%	Shares	Value
Invesco S&P 500 Equal Weight ETF (Cost $9,001,258)	52,510	$9,010,715

PURCHASED OPTION CONTRACTS - 0.0% (a)	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 0.0% (a)
E-Mini S&P 500 European Style Weekly Future Option, 08/02/24	$ 5,375 .00	105	$29,179,500	$6,038
E-Mini S&P 500 European Style Weekly Future Option, 08/02/24	5,430 .00	105	29,179,500	20,475
Total Purchased Option Contracts (Cost $73,598)			$59,539,000	$26,513

MONEY MARKET FUNDS - 85.2%	Shares	Value
First American Government Obligations Fund - Class U, 5.25% (b) (Cost $61,645,249)	61,645,249	$61,645,249

Investments at Value - 97.6% (Cost $70,720,105)		$70,682,477

Other Assets in Excess of Liabilities - 2.4%		1,714,112

Net Assets - 100.0%		$72,396,589

ETF - Exchange Traded Fund

S&P - Standard & Poor

(a)	Percentage rounds to less than 0.1%.

(b)	The rate shown is the 7-day effective yield as of July 31, 2024.

The average monthly notional value of purchased option contracts during the nine months ended July 31, 2024 was $36,428,187.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2024 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Index Futures
E-Mini S&P 400 MidCap Futures	29	9/20/2024	$9,048,290	$(63,917)
E-Mini S&P 500 Futures	96	9/20/2024	26,678,400	97,578
Total Futures Contracts			$35,726,690	$33,661

The average monthly notional value of futures contracts during the nine months ended July 31, 2024 was $14,956,975.